UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORDS OF REGISTRED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

803 West Michigan Street
Milwaukee, WI 53233
(Address of Principal Executive Offices, including Zip Code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: (414) 299-2295

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2010

Item 1.  Proxy Voting Record.

Strategic Latin America Fund
Proxy Voting Record for the Period May 3, 2010 (Inception date) through June 30, 2010

Issuer:	CEMEX, S.AB. De C.V.
Ticker:	CX
CUSIP:	151290-889
Meeting Date:	6/9/2010

Ballot Issue		Description	Proponent	Vote Cast	Mgmt Rec

1		Consolidate indentures	Issuer	For	For
2		Appoint special delegates	Issuer	For	For
3		Reading/approving minutes	Issuer	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Managers Series Trust

By:	/s/ RITA DAM
Title:	Treasurer
Date:	August 19, 2010